Unaudited Condensed Consolidated Statements of Operations (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Formation and operating costs	$ 314,710	$ 217,525	$ 758,427	$ 459,121
Loss from operations	(314,710)	(217,525)	(758,427)	(459,121)
Other income:
Interest income earned on cash and marketable securities held in Trust Account	122,546	161,816	1,964,386	234,500
Change in fair value of convertible loan	58,590		58,590
Change in fair value of warrant liabilities	1,007,875	1,294,594	433,738	5,172,523
Total other income, net	1,189,011	1,456,410	2,456,714	5,407,023
Income before provision for income tax	874,301	1,238,885	1,698,287	4,947,902
Income tax provision	(21,912)	(26,522)	(405,003)	(26,522)
Net income	$ 852,389	$ 1,212,363	$ 1,293,284	$ 4,921,380
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750
Basic net income per share, common stock (in Dollars per share)	$ 0.14	$ 0.05	$ 0.09	$ 0.2
Common Stock Subject to Possible Redemption
Other income:
Basic weighted average shares outstanding, common stock (in Shares)	974,132	18,975,000	8,830,864	18,975,000
Basic net income per share, common stock (in Dollars per share)	$ 0.14	$ 0.05	$ 0.09	$ 0.2